UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington D.C. 20549

FORM 10‑D/A

Amendment No. 1

This Form 10-D is being amended to update Form ABS-15G disclosure.

No modifications were made to the Monthly Distribution Report provided to investors.

ASSET‑BACKED ISSUER

DISTRIBUTION REPORT PURSUANT TO SECTION 13 OR 15(d) OF

THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from: June 07, 2016 to July 15, 2016

Commission File Number of issuing entity: 333-206847-02

Central Index Key Number of issuing entity: 0001673542

Bank of America Merrill Lynch Commercial Mortgage Trust 2016-UBS10

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-206847

Central Index Key Number of depositor: 0001005007

Banc of America Merrill Lynch Commercial Mortgage Inc.

(Exact name of depositor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001541886

UBS Real Estate Securities Inc.

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0000312070

Barclays Bank PLC

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001541557

Morgan Stanley Mortgage Capital Holdings LLC

(Exact name of sponsor as specified in its charter)

Central Index Key Number of sponsor (if applicable): 0001102113

Bank of America, National Association

(Exact name of sponsor as specified in its charter)

W. Todd Stillerman (980) 388-7451

(Name and telephone number, including area code, of the person to contact in connection with this filing)

New York

(State or other jurisdiction of incorporation or organization of the issuing entity)

38-3991430
38-3991431
38-7145130

(I.R.S. Employer Identification No.)

c/o Wells Fargo Bank, N.A.

9062 Old Annapolis Road

Columbia, MD 21045

(Address of principal executive offices of the issuing entity) (Zip Code)

(410) 884‑2000

(Telephone number, including area code)

Not Applicable

(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)
Title of Class	Section 12(b)	Section 12(g)	Section 15(d)	Name of Exchange (If Section 12(b))

A‑1			X
A‑2			X
A‑SB			X
A‑3			X
A‑4			X
X-A			X
X-B			X
A-S			X
B			X
C			X

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes   X   No

Part I - DISTRIBUTION INFORMATION

Item 1. Distribution and Pool Performance Information.

On July 15, 2016 a distribution was made to holders of the certificates issued by Bank of America Merrill Lynch Commercial Mortgage Trust 2016-UBS10.

The distribution report is attached as an Exhibit to this Form 10-D/A, please see Item 10(b), Exhibit 99.1 for the related information.

The following table presents the delinquency and loss information for the trust assets for the Bank of America Merrill Lynch Commercial Mortgage Trust 2016-UBS10 expressed in 30 or 31 day increments up to a period of 120 days as required by Item 1121(a)(9) of Regulation AB:

Delinquency Summary as reported on July 15, 2016

Number of Days Delinquent	Number of Loans/REOs	Ending Scheduled Balance
0-29	56	$875,863,138.99
30-59	0	0.00
60-89	0	0.00
90-120	0	0.00
121+	0	0.00
Total	56	$875,863,138.99

No assets securitized by Banc of America Merrill Lynch Commercial Mortgage Inc. (the "Depositor") and held by Bank of America Merrill Lynch Commercial Mortgage Trust 2016-UBS10 were the subject of a demand to repurchase or replace for breach of the representations and warranties during the monthly distribution period from June 7, 2016 to July 15, 2016.

The Depositor filed its most recent Form ABS-15G in accordance with Rule 15Ga-1 under the Securities Exchange Act of 1934 (a “Rule 15Ga-1 Form ABS-15G”) on May 6, 2016. The CIK number for the Depositor is 0001005007.

UBS Real Estate Securities Inc. (“UBS”) one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on May 13, 2016. The Central Index Key number for UBS is 0001541886.

Barclays Bank PLC (“Barclays”) one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on May 12, 2016. The Central Index Key number for Barclays is 0000312070.

Morgan Stanley Mortgage Capital Holdings LLC (“Morgan Stanley”) one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on May 12, 2016. The Central Index Key number for Morgan Stanley is 0001541557.

Bank of America, National Association (“Bank of America") one of the sponsors, most recently filed a Rule 15Ga-1 Form ABS-15G on May 6, 2016. The Central Index Key number for Bank of America is 0001102113.

Part II - OTHER INFORMATION

Item 2. Legal Proceedings.

On June 18, 2014, a group of institutional investors filed a civil complaint in the Supreme Court of the State of New York, New York County, against Wells Fargo Bank, N.A., in its capacity as trustee under 276 residential mortgage backed securities (“RMBS”) trusts, which was later amended on July 18, 2014, to increase the number of trusts to 284 RMBS trusts.  On November 24, 2014, the plaintiffs filed a motion to voluntarily dismiss the state court action without prejudice.  That same day, a group of institutional investors filed a civil complaint in the United States District Court for the Southern District of New York (the “District Court”) against Wells Fargo Bank, alleging claims against the bank in its capacity as trustee for 274 RMBS trusts (the “Complaint”). In December 2014, the plaintiffs’ motion to voluntarily dismiss their original state court action was granted.  As with the prior state court action, the Complaint is one of six similar complaints filed contemporaneously against RMBS trustees (Deutsche Bank, Citibank, HSBC, Bank of New York Mellon and US Bank) by a group of institutional investor plaintiffs.  The Complaint against Wells Fargo Bank alleges that the trustee caused losses to investors and asserts causes of action based upon, among other things, the trustee's alleged failure to (i) enforce repurchase obligations of mortgage loan sellers for purported breaches of representations and warranties, (ii) notify investors of alleged events of default purportedly caused by breaches by mortgage loan servicers, and (iii) abide by appropriate standards of care following alleged events of default. Relief sought includes money damages in an unspecified amount, reimbursement of expenses, and equitable relief.  Other cases (collectively, the “Additional Complaints”) alleging similar causes of action have been filed against Wells Fargo Bank and other trustees in the same court by RMBS investors in these and other transactions, and these cases have been consolidated before the same judge. On January 19, 2016, an order was entered in connection with the Complaint in which the District Court declined to exercise jurisdiction over 261 trusts at issue in the Complaint; the District Court also allowed Plaintiffs to file amended complaints if they so chose, and three amended complaints have been filed. On March 28, 2016, the BlackRock Plaintiffs filed a new complaint in state court in San Francisco with regard to the trusts that had been dismissed in the District Court’s January 19 Order. Motions to Dismiss all of the actions are pending. There can be no assurances as to the outcome of the litigation, or the possible impact of the litigation on the trustee or the RMBS trusts. However, Wells Fargo Bank denies liability and believes that it has performed its obligations under the RMBS trusts in good faith, that its actions were not the cause of any losses to investors, and that it has meritorious defenses, and it intends to contest the plaintiffs’ claims vigorously.

Item 9.  Other Information.

Wells Fargo Bank, N.A., in its capacity as Master Servicer for Bank of America Merrill Lynch Commercial Mortgage Trust 2016-UBS10, affirms the following amounts in the respective accounts:

Collection Account Balance
Prior Distribution Date:	N/A	N/A
Current Distribution Date:	07/15/2016	$0.00

*REO Account Balance
Prior Distribution Date:	N/A	N/A
Current Distribution Date:	07/15/2016	$0.00

*As provided by Special Servicer

Wells Fargo Bank, N.A., in its capacity as Certificate Administrator for Bank of America Merrill Lynch Commercial Mortgage Trust 2016-UBS10, affirms the following amounts in the respective accounts:

Distribution Account Balance
Prior Distribution Date:	N/A	N/A
Current Distribution Date:	07/15/2016	$4,791.94
Interest Reserve Account Balance
Prior Distribution Date:	N/A	N/A
Current Distribution Date:	07/15/2016	$0.00
Gain-on-Sale Reserve Account
Prior Distribution Date:	N/A	N/A
Current Distribution Date:	07/15/2016	$0.00

Item 10. Exhibits. (a) The following is a list of documents filed as part of this Report on Form 10-D/A:
(99.1)	Monthly report distributed to holders of the certificates issued by Bank of America Merrill Lynch Commercial Mortgage Trust 2016-UBS10, relating to the July 15, 2016 distribution.

(b) The exhibits required to be filed by the Registrant pursuant to this Form are listed above and in the Exhibit Index that immediately follows the signature page hereof.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Banc of America Merrill Lynch Commercial Mortgage Inc.

(Depositor)

/s/ Leland F. Bunch III

Leland F. Bunch III, President and Chief Executive Officer

Date: October 13, 2016

EXHIBIT INDEX
Exhibit Number	Description

EX‑99.1	Monthly report distributed to holders of the certificates issued by Bank of America Merrill Lynch Commercial Mortgage Trust 2016-UBS10, relating to the July 15, 2016 distribution.